DEFERRED REVENUE (Details Narrative) - ESG [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue	$ 1,434,574	$ 1,568,398	$ 1,634,078
Recognized deferred revenue		696,716	580,995
Asset-based grants	$ 43,304	169,238	121,457
Income-based grants		$ 527,478	$ 459,538